Equity (Stock-Based Compensation Plans - Narrative) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity - Stock-based Compensation Plans [Line Items]
Performance Factor			101.00%
Maximum
Equity - Stock-based Compensation Plans [Line Items]
Performance Factor			175.00%
2005 Stock Plan
Equity - Stock-based Compensation Plans [Line Items]
Shares available for grant		18,023,959
2015 Stock Plan
Equity - Stock-based Compensation Plans [Line Items]
Awards granted		4,380,101
Aggregate number of shares authorized for issuance		11,750,000
Other Stock And Incentive Plans
Equity - Stock-based Compensation Plans [Line Items]
Shares available for grant		4,475,737
Deferred shares		1,765,120
2005 Director Stock Plan
Equity - Stock-based Compensation Plans [Line Items]
Shares available for grant		1,642,208
2015 Director Stock Plan
Equity - Stock-based Compensation Plans [Line Items]
Awards granted		33,684
Other Director Stock Plans
Equity - Stock-based Compensation Plans [Line Items]
Deferred shares		166,102
Stock Options
Equity - Stock-based Compensation Plans [Line Items]
Vesting period		3 years
Award Expiration Date		10 years	10 years	10 years
Closing share price		$ 48.21	$ 54.09
Stock Options | Liability Awards Plan
Equity - Stock-based Compensation Plans [Line Items]
Awards granted		17,183
Paid		0
Stock Options | Liability Awards Plan | Minimum
Equity - Stock-based Compensation Plans [Line Items]
Vesting period		1 year
Stock Options | Liability Awards Plan | Maximum
Equity - Stock-based Compensation Plans [Line Items]
Vesting period		3 years
Performance Shares
Equity - Stock-based Compensation Plans [Line Items]
Vesting period		3 years
Awards granted		1,213,901
Paid		(1,756,783)
Performance Factor			101.00%
Performance Shares | Scenario, Forecast
Equity - Stock-based Compensation Plans [Line Items]
Paid	(1,592,641)
Performance Shares | Minimum
Equity - Stock-based Compensation Plans [Line Items]
Performance Factor			0.00%
Future Performance Factor		0.00%
Performance Shares | Maximum
Equity - Stock-based Compensation Plans [Line Items]
Performance Factor			200.00%
Future Performance Factor		175.00%
Performance Shares | Liability Awards Plan
Equity - Stock-based Compensation Plans [Line Items]
Awards granted		211,473
Paid		(131,062)
Restricted Stock Units
Equity - Stock-based Compensation Plans [Line Items]
Vesting period		3 years
Awards granted		1,532,272
Paid		(1,860,047)
Restricted Stock Units | Liability Awards Plan
Equity - Stock-based Compensation Plans [Line Items]
Vesting period		3 years
Awards granted		405,747
Paid		(334,538)